Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Canadian	$ 583	$ 631
Foreign	1,640	2,320
Income before income taxes, Total	$ 2,223	$ 2,951